UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

November 30, 2016

High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Municipal Bond (Muni) Market Performance Reversed, With the Broader U.S. Bond Market

A big shift occurred in the U.S. bond market during the six-month reporting period. For the first three months, U.S. bonds mostly rallied—the Bloomberg Barclays U.S. Aggregate and Municipal Bond Indices gained 2.32% and 1.79%, respectively. U.S. bonds offered higher yields than their negative-yielding counterparts in Europe and Japan. Economic uncertainty and market turmoil after Brexit (the U.K.’s vote to leave the European Union) also made the relative stability of U.S. government debt more attractive.

September, however, saw returns start to reverse, which reached its nadir in November with one of the worst months in U.S. bond market history. For the three months ended November 30, the Bloomberg Barclays U.S. Aggregate and Municipal Bond Indices declined -3.17% and -5.21%, respectively. The declines began in September as the bond market started to anticipate a year-end interest rate increase by the Federal Reserve. Munis were vulnerable to a sell-off because they had rallied for 14 straight months through August, which boosted valuations. The sell-off accelerated in November with Donald Trump’s election victory. His fiscal stimulus plans fueled inflation expectations that sent bond yields sharply higher, while his tax cut proposals caused additional price declines for the tax-free muni market.

Looking ahead, we think the worst of the post-election U.S. bond yield adjustments are past (assuming global growth and inflation stay at low levels), but there’s still longer-term risk of higher interest rates and lower bond prices. Trump’s policy proposals and unpredictable nature make uncertainty more certain, which could trigger more bouts of bond market volatility, both up and down. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

NOVEMBER 30, 2016
Portfolio at a Glance
Weighted Average Maturity	17.9 years
Average Duration (Modified)	6.7 years

Top Five States and Territories	% of net assets
New York	12.3%
Illinois	11.3%
California	9.3%
Pennsylvania	5.8%
Florida	5.6%

Top Five Sectors	% of fund investments
Hospital	17%
Life Care	11%
Special Tax	10%
Industrial Development Revenue/Pollution Control Revenue	7%
Higher Education	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.7%
Other Assets and Liabilities	1.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period(1) 6/1/16 - 11/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$958.40	$2.95	0.60%
Institutional Class	$1,000	$959.40	$1.96	0.40%
A Class	$1,000	$957.20	$4.17	0.85%
C Class	$1,000	$954.60	$7.84	1.60%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

NOVEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.7%
Alabama — 1.4%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18	$2,000,000	$2,004,120
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	2,868,944
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,369,280
		7,242,344
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,031,625
Arizona — 3.5%
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,054,350
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	970,310
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,477,485
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,477,155
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 2.95%, 7/1/26	2,750,000	2,572,322
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/44	1,000,000	1,034,220
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,228,920
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	472,885
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	519,430
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,022,370
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,937,860
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	966,400
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup, Inc.)	1,000,000	1,107,940
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	462,000	462,739
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	271,000	271,255
		17,575,641
California — 9.3%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	3,855,000	4,117,603
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	717,200
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	2,000,000	2,243,060
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,398,735

6

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.25%, 5/15/31	$2,000,000	$1,779,980
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 7.50%, 6/1/19, Prerefunded at 100% of Par(3)	1,950,000	2,230,722
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	502,255
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	500,375
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	993,840
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(1)	1,000,000	1,013,440
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	1,805,100
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(4)	500,000	390,515
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	346,583
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	569,655
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,524,252
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	500,000	567,350
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	500,000	453,580
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	923,920
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	385,550
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,000,000	1,717,000
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 6.15%, 7/15/40	2,000,000	2,180,660
Irvine Special Tax, 4.00%, 9/1/49	5,400,000	4,992,570
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,216,698
Morongo Band of Mission Indians Rev., 6.50%, 3/1/28(1)	1,000,000	1,051,830
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	385,000	458,435
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,330
Palm Springs Airport Rev., 6.50%, 7/1/27	180,000	180,252
Poway Unified School District GO, 0.00%, 8/1/32(2)	2,000,000	1,060,500
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,582,155
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(5)(6)	2,931,000	471,744
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	791,840
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,000,000	425,360
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,267,570
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,502,745

7

	Principal Amount	Value
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	$2,000,000	$2,114,560
		46,727,964
Colorado — 3.9%
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,015,880
City & County of Denver Rev., (United Airlines, Inc.), 5.75%, 10/1/32	1,500,000	1,518,435
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,623,479
Denver Health & Hospital Authority Rev., 5.00%, 12/1/39	800,000	831,104
Denver Health & Hospital Authority Rev., 5.25%, 12/1/45	250,000	263,612
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,668,900
E-470 Public Highway Authority Rev., VRDN, 1.73%, 12/1/16	2,200,000	2,189,704
Foothills Metropolitan District Special Assessment, 6.00%, 12/1/38	1,000,000	1,046,450
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,160,087
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,290,000	1,239,729
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	533,260
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,933,820
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,111,550
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,423,352
State of Colorado Department of Transportation Rev., 5.00%, 12/15/16	2,000,000	2,003,560
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	303,492
		19,866,414
Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority Rev., (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	700,000	683,774
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,632,420
District of Columbia — 0.6%
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	3,000,000	3,058,950
Florida — 5.6%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,618,230
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	232,100
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,072,220
Broward County Airport System Rev., 5.00%, 10/1/28	2,000,000	2,219,400
Broward County Airport System Rev., 5.25%, 10/1/38	500,000	562,140
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	725,460
Florida Housing Finance Agency Rev., (Phoenix Realty Special Account-U LP), VRDN, 0.58%, 12/7/16 (LOC: Northern Trust Company)	1,000,000	1,000,000
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,025,200
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	390,068
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	282,805

8

	Principal Amount	Value
Hillsborough County Industrial Development Authority Rev., (Florida Health Sciences Center, Inc.), 5.00%, 10/1/34	$1,250,000	$1,348,863
Hillsborough County School Board COP, 5.00%, 7/1/22	1,250,000	1,427,737
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,600,950
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,125,020
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,389,987
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,106,170
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	992,940
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/27	1,000,000	1,168,990
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities, Inc. Obligated Group), 5.00%, 8/1/34	1,450,000	1,518,527
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,082,640
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,384,201
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	460,000	522,105
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	2,000,000	1,825,120
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	780,000	872,485
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	2,000,000	1,811,400
		28,304,758
Georgia — 0.7%
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/36	1,000,000	1,125,470
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,030,940
Monroe County Development Authority Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20	1,500,000	1,511,190
		3,667,600
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,058,850
Hawaii — 0.6%
State of Hawaii Department of Budget & Finance Rev., (Chaminade University of Honolulu), 5.00%, 1/1/45(1)	1,500,000	1,401,390
State of Hawaii Department of Budget & Finance Rev., (Craigside Retirement Residence), 9.00%, 11/15/44	1,500,000	1,755,765
		3,157,155
Idaho — 1.3%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,176,334
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	274,245
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,063,420
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,122,698
		6,636,697

9

	Principal Amount	Value
Illinois — 11.3%
Chicago GO, 5.50%, 1/1/39	$2,000,000	$1,954,900
Chicago GO, 5.00%, 1/1/40	2,500,000	2,334,450
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	2,979,133
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	948,870
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,434,014
Chicago Midway International Airport Rev., 5.00%, 1/1/31	2,000,000	2,165,300
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,331,830
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,312,240
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	245,000	256,941
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	245,000	256,601
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,240,000	1,292,688
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44	500,000	521,165
Chicago Waterworks Rev., 5.00%, 11/1/29	1,750,000	1,900,780
Chicago Waterworks Rev., 5.00%, 11/1/30	1,000,000	1,076,230
Chicago Waterworks Rev., 5.00%, 11/1/31	1,000,000	1,067,670
Chicago Waterworks Rev., 5.00%, 11/1/39	450,000	476,199
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,635,878
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,095,600
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	1,880,100
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,069,480
Illinois Finance Authority Rev., (OSF Healthcare System Obligated Group), 5.00%, 11/15/45	1,300,000	1,373,970
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,007,400
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/26	4,000,000	4,324,600
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/41	2,400,000	2,032,200
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/38	500,000	542,295
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/18(7)	900,000	944,820
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,123,076
Illinois State Toll Highway Authority Rev., 5.00%, 12/1/32	910,000	998,343
Metropolitan Pier & Exposition Authority Rev., Capital Appreciation, 0.00%, 12/15/41(2)	1,000,000	239,760
Northern Illinois Municipal Power Agency Rev., 5.00%, 12/1/22	1,250,000	1,402,263
Northern Illinois Municipal Power Agency Rev., 5.00%, 12/1/23	1,300,000	1,466,608
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,085,680
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,046,620
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,030,970
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,029,980
University of Illinois Rev., 5.25%, 4/1/41	625,000	671,481
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,725,280
		57,035,415

10

	Principal Amount	Value
Indiana — 0.1%
Richmond Hospital Authority Rev., (Reid Hospital & Health Care Services, Inc.), 5.00%, 1/1/39	$500,000	$534,950
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	928,030
Kentucky — 0.9%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/26	565,000	625,964
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,914,995
		4,540,959
Louisiana — 1.2%
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	3,000,000	2,897,760
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,648,725
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,620,225
		6,166,710
Maryland — 1.3%
Anne Arundel County Tax Allocation, 6.10%, 7/1/40	1,000,000	1,035,920
Baltimore Rev., 5.125%, 6/1/43(7)	1,500,000	1,456,620
Baltimore Tax Allocation, 7.00%, 9/1/38	2,900,000	3,000,311
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,078,530
		6,571,381
Massachusetts — 1.0%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp.), 4.00%, 7/1/38	1,500,000	1,395,105
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 4.00%, 7/1/36	2,185,000	2,144,162
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 4.00%, 7/1/41	570,000	531,069
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/46	1,000,000	1,051,270
		5,121,606
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,513,725
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,722,168
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,376,625
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,829,660
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,635,633
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	425,464
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	1,000,000	1,027,040
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,401,359
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,446,829
Royal Oak Hospital Finance Authority Rev., (Beaumont Health Obligated Group), 5.00%, 9/1/39	1,600,000	1,719,568
		16,098,071

11

	Principal Amount	Value
Minnesota — 0.6%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	$1,750,000	$1,855,963
Township of Baytown Rev., (State Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,006,803
		2,862,766
Mississippi — 0.6%
Mississippi Development Bank Rev., 5.00%, 3/1/29 (AGM)	2,640,000	2,939,930
Missouri — 2.3%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,365,112
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,065,500
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	1,933,168
Kansas City Industrial Development Authority Rev., (Kansas City United Methodist Retirement Home, Inc.), 6.00%, 11/15/51(1)	1,500,000	1,417,755
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 8.25%, 5/15/45	3,000,000	3,334,980
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,742,058
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	948,010
		11,806,583
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,452,970
Douglas County Hospital Authority No. 2 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	1,250,000	1,329,450
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	250,000	265,890
		3,048,310
Nevada — 1.7%
Clark County Special Assessment, 5.00%, 8/1/30	1,475,000	1,531,227
Clark County Special Assessment, 5.00%, 8/1/32	375,000	386,576
Clark County Special Assessment, 5.00%, 8/1/35	700,000	714,021
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,088,241
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	920,000	925,124
Las Vegas Redevelopment Agency Tax Allocation, 3.00%, 6/15/32	2,500,000	2,080,275
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	989,240
		8,714,704
New Jersey — 4.2%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	1,983,560
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,753,120
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,029,140
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,060,680
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	543,550

12

	Principal Amount	Value
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	$1,000,000	$1,013,510
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/46	2,500,000	2,371,500
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/22	1,000,000	1,135,440
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/23	1,000,000	1,148,330
New Jersey Health Care Facilities Financing Authority Rev., (University Hospital), 5.00%, 7/1/46 (AGM)	1,800,000	1,925,604
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,985,276
Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34	2,000,000	1,703,760
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41	3,000,000	2,562,150
		21,215,620
New York — 12.3%
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 5.00%, 7/15/20	600,000	655,428
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,568,265
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,159,360
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	749,963
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,005,450
Build NYC Resource Corp. Rev., (Pratt Paper, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,078,500
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,391,220
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	4,000,000	4,378,640
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,850,040
New York City GO, 5.00%, 8/1/18	3,000,000	3,188,310
New York City GO, 5.00%, 8/1/23	750,000	870,000
New York City GO, 5.00%, 8/1/36	900,000	1,005,732
New York City GO, VRDN, 0.59%, 12/1/16 (LOC: Bank of America N.A.)	5,700,000	5,700,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,062,700
New York City Water & Sewer System Rev., VRDN, 0.59%, 12/1/16 (SBBPA: Bank of America N.A.)	3,300,000	3,300,000
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	1,040,670
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,328,085
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,050,550
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	5,000,000	5,081,600
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	1,030,000	1,206,676
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/26	500,000	573,180
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	906,737
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,081,400
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	2,500,000	2,576,975

13

	Principal Amount	Value
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	$1,000,000	$1,115,140
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,127,070
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,508,808
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,267,740
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, 0.00%, 11/15/30(2)	1,500,000	895,920
TSASC, Inc. Rev., 5.125%, 6/1/42	1,000,000	929,010
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,759,182
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,749,623
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,135,460
		62,297,434
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,589,805
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,048,810
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,546,830
		4,185,445
North Dakota — 0.2%
Grand Forks Rev., (Altru Health System Obligated Group), VRDN, 0.65%, 12/1/16 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	2,000,000	1,751,960
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	1,000,000	832,510
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	4,000,000	3,401,600
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,271,420
Hamilton County Rev., (Life Enriching Communities Obligated Group), 5.00%, 1/1/31	1,000,000	1,054,460
Hamilton County Rev., (UC Health Obligated Group), 5.00%, 2/1/44	1,250,000	1,323,987
Muskingum County Rev., (Genesis Health System Obligated Group), 5.00%, 2/15/44	2,500,000	2,584,800
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	252,958
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	588,907
		14,062,602
Oklahoma — 1.0%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,224,280
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,673,025
		4,897,305
Oregon — 0.9%
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,370,000)(8)	1,370,000	1,375,302

14

	Principal Amount	Value
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	$1,000,000	$1,077,420
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,346,775
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	486,875
		4,286,372
Pennsylvania — 5.8%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,335,908
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,010,040
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,473,540
Delaware County Industrial Development Authority Rev., (Chester Fund For Education & the Arts), 5.125%, 6/1/46(1)	2,500,000	2,207,600
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,673,200
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,309,675
Northampton County General Purpose Authority Rev., (Moravian College), 5.00%, 10/1/36	2,250,000	2,382,525
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	304,016
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,021,827
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,261,139
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/41	2,000,000	2,177,540
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,624,020
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,707,825
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	485,545
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	1,920,020
Philadelphia Municipal Authority Rev., 6.50%, 4/1/39	1,500,000	1,629,750
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,751,750
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	980,470
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,000,566
		29,256,956
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,149,374
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	965,350
		3,114,724
South Carolina — 1.4%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	545,030
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,109,890
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,435,124
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,551,877

15

	Principal Amount	Value
Spartanburg Regional Health Services District Rev., 5.00%, 4/15/37	$2,000,000	$2,125,600
		6,767,521
Tennessee — 2.7%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,766,844
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	625,000	637,381
Clarksville Public Building Authority Rev., VRDN, 0.64%, 12/1/16 (LOC: Bank of America N.A.)	9,445,000	9,445,000
Montgomery County Public Building Authority Rev., VRDN, 0.64%, 12/1/16 (LOC: Bank of America N.A.)	1,500,000	1,500,000
		13,349,225
Texas — 5.1%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	674,618
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,238,319
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,014,480
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,007,920
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37(7)	1,750,000	1,825,862
Houston Rev., 5.00%, 9/1/39	1,000,000	1,078,480
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	546,250
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,566,270
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	950,670
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.00%, 8/15/46(1)	2,000,000	1,828,700
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	1,889,640
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	1,000,000	964,180
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,959,941
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	892,790
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,430,290
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,262,445
Travis County Health Facilities Development Corp. Rev., (Westminster Manor), 7.125%, 11/1/20, Prerefunded at 100% of Par(3)	1,500,000	1,775,295
		25,906,150
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,156,740
Virginia — 3.0%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,024,200
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,748,075

16

	Principal Amount	Value
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	$2,000,000	$1,834,080
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,000,000	993,480
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,107,770
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26(7)	1,165,000	1,225,743
Suffolk Economic Development Authority Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/25	1,960,000	2,150,924
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	813,150
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 7/1/38	1,200,000	1,313,112
Wise County Industrial Development Authority Rev., (Virginia Electric & Power Co.), VRDN, 2.15%, 9/1/20	3,000,000	2,994,210
		15,204,744
Washington — 1.9%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,036,440
Seattle Municipal Light & Power Rev. VRDN, 1.23%, 12/1/16	3,750,000	3,749,887
Washington State Housing Finance Commission Rev., (Bayview Manor Homes), 4.00%, 7/1/26(1)	1,250,000	1,208,825
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,271,225
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,280,220
		9,546,597
West Virginia — 0.2%
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	955,000	892,696
Wisconsin — 2.3%
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,619,620
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	923,180
Public Finance Authority Rev., (North Carolina Charter Educational Foundation Obligated Group), 5.00%, 6/15/46(1)	2,500,000	2,116,500
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,024,160
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,345,155
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/36	625,000	666,388
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/39	1,550,000	1,643,821
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,035,940
		11,374,764
Wyoming — 0.4%
Campbell County Rev., (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,173,480
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $504,133,431)		498,801,982
OTHER ASSETS AND LIABILITIES — 1.3%		6,336,708
TOTAL NET ASSETS — 100.0%		$505,138,690

17

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $51,979,861, which represented 10.3% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Non-income producing.

(6)	Security is in default.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,375,302, which represented 0.3% of total net assets.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

NOVEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $504,133,431)	$498,801,982
Cash	73,186
Receivable for investments sold	6,961,697
Receivable for capital shares sold	769,884
Interest receivable	6,714,369
513,321,118

Liabilities
Payable for investments purchased	5,694,134
Payable for capital shares redeemed	2,023,847
Accrued management fees	249,594
Distribution and service fees payable	30,107
Dividends payable	184,746
8,182,428

Net Assets	$505,138,690

Net Assets Consist of:
Capital paid in	$541,630,862
Distributions in excess of net investment income	(116,742)
Accumulated net realized loss	(31,043,981)
Net unrealized depreciation	(5,331,449)
$505,138,690

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$348,978,062	38,039,218	$9.17
Institutional Class	$81,341,328	8,866,552	$9.17
A Class	$53,057,703	5,783,526	$9.17*
C Class	$21,761,597	2,373,358	$9.17
*Maximum offering price $9.60 (net asset value divided by 0.955).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,811,322

Expenses:
Management fees	1,559,751
Distribution and service fees:
A Class	95,179
C Class	122,895
Trustees' fees and expenses	17,815
Other expenses	15,640
1,811,280

Net investment income (loss)	9,000,042

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,918,543
Futures contract transactions	234,938
6,153,481

Change in net unrealized appreciation (depreciation) on investments	(38,777,048)

Net realized and unrealized gain (loss)	(32,623,567)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,623,525)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MAY 31, 2016
Increase (Decrease) in Net Assets	November 30, 2016	May 31, 2016
Operations
Net investment income (loss)	$9,000,042	$15,529,432
Net realized gain (loss)	6,153,481	393,435
Change in net unrealized appreciation (depreciation)	(38,777,048)	17,368,535
Net increase (decrease) in net assets resulting from operations	(23,623,525)	33,291,402

Distributions to Shareholders
From net investment income:
Investor Class	(6,454,679)	(10,940,795)
Institutional Class	(1,053,988)	(1,102,691)
A Class	(1,177,075)	(2,785,168)
C Class	(288,268)	(695,921)
Decrease in net assets from distributions	(8,974,010)	(15,524,575)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	29,280,739	118,751,422

Net increase (decrease) in net assets	(3,316,796)	136,518,249

Net Assets
Beginning of period	508,455,486	371,937,237
End of period	$505,138,690	$508,455,486

Distributions in excess of net investment income	$(116,742)	$(142,774)

See Notes to Financial Statements.

21

Notes to Financial Statements

NOVEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

22

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended November 30, 2016 was 0.59% for the Investor Class, A Class and C Class and 0.39% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to

23

Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $9,860,176 and $21,955,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2016 were $289,284,509 and $274,709,683, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2016		Year ended May 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	9,644,079	$94,716,473	17,564,776	$166,766,172
Issued in reinvestment of distributions	552,211	5,370,772	921,622	8,743,968
Redeemed	(8,937,069)	(86,129,835)	(8,876,206)	(84,197,259)
	1,259,221	13,957,410	9,610,192	91,312,881
Institutional Class
Sold	5,862,140	57,882,616	1,508,022	14,298,251
Issued in reinvestment of distributions	109,103	1,053,016	116,307	1,102,691
Redeemed	(565,357)	(5,464,503)	(601,830)	(5,726,717)
	5,405,886	53,471,129	1,022,499	9,674,225
A Class
Sold	835,024	8,203,877	5,037,295	47,367,145
Issued in reinvestment of distributions	112,406	1,097,537	273,467	2,592,053
Redeemed	(4,546,916)	(44,747,144)	(3,361,789)	(31,699,544)
	(3,599,486)	(35,445,730)	1,948,973	18,259,654
C Class
Sold	107,293	1,048,519	362,422	3,418,554
Issued in reinvestment of distributions	22,043	214,369	54,024	511,178
Redeemed	(406,375)	(3,964,958)	(467,839)	(4,425,070)
	(277,039)	(2,702,070)	(51,393)	(495,338)
Net increase (decrease)	2,788,582	$29,280,739	12,530,271	$118,751,422

24

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 60 contracts.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2016, the effect of interest rate risk derivative instruments on the Statement of Operations was $234,938 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

25

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$504,133,431
Gross tax appreciation of investments	$12,550,927
Gross tax depreciation of investments	(17,882,376)
Net tax appreciation (depreciation) of investments	$(5,331,449)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2016, the fund had accumulated short-term capital losses of $(34,172,259) and accumulated long-term capital losses of $(3,346,892), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry and expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(8,112,975)	$(11,481,481)	$(10,841,523)	$(3,736,280)	$(3,346,892)

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies.  The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions.  Compliance with the amendments is effective on August 1, 2017.  Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.73	0.16	(0.56)	(0.40)	(0.16)	$9.17	(4.16)%	0.60%(4)	3.35%(4)	51%	$348,978
2016	$9.36	0.35	0.37	0.72	(0.35)	$9.73	7.90%	0.60%	3.72%	41%	$357,757
2015	$9.25	0.39	0.11	0.50	(0.39)	$9.36	5.43%	0.60%	4.12%	48%	$254,276
2014	$9.55	0.39	(0.30)	0.09	(0.39)	$9.25	1.21%	0.60%	4.40%	87%	$234,790
2013	$9.32	0.40	0.23	0.63	(0.40)	$9.55	6.85%	0.60%	4.16%	111%	$265,529
2012	$8.50	0.44	0.82	1.26	(0.44)	$9.32	15.16%	0.61%	4.89%	70%	$237,949
Institutional Class
2016(3)	$9.73	0.17	(0.56)	(0.39)	(0.17)	$9.17	(4.06)%	0.40%(4)	3.55%(4)	51%	$81,341
2016	$9.36	0.37	0.37	0.74	(0.37)	$9.73	8.12%	0.40%	3.92%	41%	$33,660
2015	$9.25	0.40	0.11	0.51	(0.40)	$9.36	5.64%	0.40%	4.32%	48%	$22,816
2014	$9.56	0.41	(0.31)	0.10	(0.41)	$9.25	1.31%	0.40%	4.60%	87%	$13,321
2013	$9.32	0.42	0.24	0.66	(0.42)	$9.56	7.17%	0.40%	4.36%	111%	$4,273
2012	$8.50	0.45	0.83	1.28	(0.46)	$9.32	15.39%	0.41%	5.09%	70%	$7,260

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$9.73	0.15	(0.56)	(0.41)	(0.15)	$9.17	(4.28)%	0.85%(4)	3.10%(4)	51%	$53,058
2016	$9.36	0.33	0.37	0.70	(0.33)	$9.73	7.64%	0.85%	3.47%	41%	$91,271
2015	$9.25	0.36	0.11	0.47	(0.36)	$9.36	5.17%	0.85%	3.87%	48%	$69,573
2014	$9.55	0.37	(0.30)	0.07	(0.37)	$9.25	0.96%	0.85%	4.15%	87%	$74,515
2013	$9.32	0.37	0.24	0.61	(0.38)	$9.55	6.58%	0.85%	3.91%	111%	$104,785
2012	$8.50	0.42	0.82	1.24	(0.42)	$9.32	14.87%	0.86%	4.64%	70%	$92,154
C Class
2016(3)	$9.72	0.12	(0.56)	(0.44)	(0.11)	$9.17	(4.54)%	1.60%(4)	2.35%(4)	51%	$21,762
2016	$9.35	0.26	0.37	0.63	(0.26)	$9.72	6.84%	1.60%	2.72%	41%	$25,767
2015	$9.25	0.29	0.10	0.39	(0.29)	$9.35	4.28%	1.60%	3.12%	48%	$25,272
2014	$9.55	0.30	(0.30)	—	(0.30)	$9.25	0.21%	1.60%	3.40%	87%	$26,244
2013	$9.32	0.30	0.24	0.54	(0.31)	$9.55	5.91%	1.60%	3.16%	111%	$34,865
2012	$8.49	0.35	0.83	1.18	(0.35)	$9.32	14.03%	1.61%	3.89%	70%	$31,344

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

29

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

30

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

31

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

32

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Municipal Trust:

	Affirmative	Withhold
Tanya S. Beder	$3,681,394,924	$66,353,472
Jeremy I. Bulow	$3,710,554,959	$37,193,437
Anne Casscells	$3,710,457,757	$37,290,639
Jonathan D. Levin	$3,710,060,285	$37,688,111

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

33

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 1701

Semiannual Report

November 30, 2016

Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Municipal Bond (Muni) Market Performance Reversed, With the Broader U.S. Bond Market

A big shift occurred in the U.S. bond market during the six-month reporting period. For the first three months, U.S. bonds mostly rallied—the Bloomberg Barclays U.S. Aggregate and Municipal Bond Indices gained 2.32% and 1.79%, respectively. U.S. bonds offered higher yields than their negative-yielding counterparts in Europe and Japan. Economic uncertainty and market turmoil after Brexit (the U.K.’s vote to leave the European Union) also made the relative stability of U.S. government debt more attractive.

September, however, saw returns start to reverse, which reached its nadir in November with one of the worst months in U.S. bond market history. For the three months ended November 30, the Bloomberg Barclays U.S. Aggregate and Municipal Bond Indices declined -3.17% and -5.21%, respectively. The declines began in September as the bond market started to anticipate a year-end interest rate increase by the Federal Reserve. Munis were vulnerable to a sell-off because they had rallied for 14 straight months through August, which boosted valuations. The sell-off accelerated in November with Donald Trump’s election victory. His fiscal stimulus plans fueled inflation expectations that sent bond yields sharply higher, while his tax cut proposals caused additional price declines for the tax-free muni market.

Looking ahead, we think the worst of the post-election U.S. bond yield adjustments are past (assuming global growth and inflation stay at low levels), but there’s still longer-term risk of higher interest rates and lower bond prices. Trump’s policy proposals and unpredictable nature make uncertainty more certain, which could trigger more bouts of bond market volatility, both up and down. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

NOVEMBER 30, 2016
Portfolio at a Glance
Weighted Average Maturity	9.6 years
Average Duration (Modified)	4.6 years

Top Five States and Territories	% of net assets
California	15.2%
New York	13.9%
Texas	9.3%
Illinois	7.5%
Florida	6.0%

Top Five Sectors	% of fund investments
Hospital	14%
General Obligation (GO) - State	11%
Tollroads	10%
General Obligation (GO) - Local	9%
Lease Revenue	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period(1) 6/1/16 - 11/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$967.60	$2.32	0.47%
Institutional Class	$1,000	$968.50	$1.33	0.27%
A Class	$1,000	$966.30	$3.55	0.72%
C Class	$1,000	$962.70	$7.23	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

NOVEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.0%
Alabama — 0.5%
Alabama 21st Century Authority Rev., 5.00%, 6/1/17	$1,500,000	$1,528,695
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	4,510,000	4,863,178
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,108,480
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,105,710
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,120,820
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,757,996
		17,484,879
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,934,192
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,864,758
		6,798,950
Arizona — 2.0%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	2,000,000	2,343,200
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 1.38%, 1/3/17	7,500,000	6,664,425
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,207,210
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/36	1,875,000	1,959,319
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/41	1,200,000	1,241,796
Industrial Development Authority of the City of Phoenix Rev., (Great Hearts Academies), 5.00%, 7/1/46	1,300,000	1,340,612
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	10,997,676
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	995,049
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	879,016
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	707,701
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,756,869
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,615,485
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	813,330
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	699,600
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,153,380
Mesa Rev., 5.00%, 7/1/27	2,100,000	2,145,318
Navajo County Unified School District No. 20 Whiteriver Rev., 5.00%, 7/1/17 (NATL)	1,815,000	1,854,059
Phoenix GO, 6.25%, 7/1/17	1,070,000	1,103,705

	Principal Amount	Value
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	$1,000,000	$1,127,550
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,433,737
Phoenix Civic Improvement Corp. Rev., 5.50%, 7/1/24	2,000,000	2,130,120
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/40	3,050,000	3,297,416
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(2)	1,065,000	1,133,245
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	680,881
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,227,934
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	736,494
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	4,900,000	5,108,985
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	4,400,000	4,671,084
		63,025,196
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,110,410
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,512,986
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,286,116
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,112,200
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.58%, 12/1/16 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
		7,021,712
California — 15.2%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	752,990
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,081,920
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,144,700
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	6,990,000	7,654,679
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,728,015
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,490,840
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,285,260
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,959,911
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,954,085
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,225,320
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,216,540
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	1,987,416
Bay Area Toll Authority Rev., VRDN, 1.25%, 12/1/16	2,000,000	1,999,300
Bay Area Toll Authority Rev., VRDN, 1.65%, 12/1/16	3,750,000	3,754,012
Bay Area Toll Authority Rev., VRDN, 1.45%, 8/1/17	5,975,000	5,981,094
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18	2,000,000	2,003,060
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	3,500,000	3,754,380
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,791,625

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	$10,000,000	$11,215,300
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/22	5,000,000	5,508,750
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	1,500,000	1,502,595
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	2,200,000	2,203,806
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	1,205,000	1,207,085
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,335,000	2,561,495
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	45,000	49,365
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,979,543
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/19	1,900,000	2,079,265
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/24	1,250,000	1,416,188
California Infrastructure & Economic Development Bank Rev., (All Sato Kreis Holding LLC), VRDN, 0.64%, 12/1/16 (LOC: Bank of the West)	340,000	340,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.58%, 12/1/16 (LOC: Union Bank N.A.)	2,500,000	2,500,000
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,542,191
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	850,000	855,262
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,675,135
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/40	1,500,000	1,685,070
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,448,680
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,373,156
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	13,104,825
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,674,850
California State Public Works Board Rev., 5.00%, 5/1/27	7,460,000	8,600,783
California Statewide Communities Development Authority Rev., 5.25%, 10/1/19 (AGM)	110,000	110,391
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,674,750
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,677,930
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,114,280
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,375,208
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.50%, 12/1/16	5,000,000	5,006,150

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	$2,200,000	$2,236,916
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	2,400,000	2,440,272
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,268,779
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,588,208
Foothill-De Anza Community College District GO, 5.00%, 8/1/17 (Ambac)	820,000	843,067
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,748,630
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/18	3,750,000	3,825,937
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	4,000,000	4,538,800
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	5,000,000	4,910,950
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,951,005
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,454,397
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,747,621
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,684,985
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,407,600
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,186,681
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,250,000	2,392,853
Los Angeles County COP, 5.00%, 9/1/20	900,000	1,001,709
Los Angeles County COP, 5.00%, 9/1/21	1,250,000	1,412,500
Los Angeles Department of Water Rev., 4.00%, 7/1/17	100,000	101,861
Los Angeles Department of Water Rev., 5.00%, 7/1/18	500,000	530,820
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	272,645
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,116,910
Los Angeles Department of Water Rev., 5.00%, 7/1/20	5,000,000	5,438,900
Los Angeles Department of Water Rev., 5.00%, 7/1/21	500,000	572,095
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,300,000	2,440,254
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,205,000	3,400,441
Los Angeles Wastewater System Rev., 5.00%, 6/1/27	2,400,000	2,819,064
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,599,536
Metropolitan Water District of Southern California Rev., VRDN, 0.93%, 12/1/16	7,000,000	6,995,450
Northern California Power Agency Rev., 5.00%, 7/1/19 (AGC)	2,300,000	2,430,341
Northern California Power Agency Rev., 5.00%, 7/1/20 (AGC)	2,500,000	2,640,875
Northern California Power Agency Rev., 5.00%, 7/1/21 (AGC)	5,000,000	5,279,300
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	1,100,000	1,241,658
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,185,443
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,489,159
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,142,410
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,108,920
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	885,248
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	1,975,000	2,351,712

	Principal Amount	Value
Palomar Health COP, 6.00%, 11/1/41	$5,985,000	$6,534,782
Palomar Health Rev., 5.00%, 11/1/20	1,375,000	1,489,331
Palomar Health Rev., 5.00%, 11/1/22	2,500,000	2,771,700
Palomar Health Rev., 5.00%, 11/1/23	2,500,000	2,791,725
Palomar Health Rev., 5.00%, 11/1/25	2,095,000	2,357,839
Palomar Health Rev., 5.00%, 11/1/26	2,000,000	2,254,900
Palomar Health Rev., 5.00%, 11/1/28	3,500,000	3,844,295
Palomar Health Rev., 5.00%, 11/1/30	3,325,000	3,611,981
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,301,141
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,120,810
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	1,698,104
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	2,865,000	3,228,855
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,710,879
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,238,700
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,436,404
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/17 (AGC)	4,140,000	4,209,759
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,640,380
State of California GO, 5.00%, 10/1/17	8,000,000	8,272,800
State of California GO, 5.00%, 11/1/17, Prerefunded at 100% of Par(2)	1,715,000	1,780,462
State of California GO, 5.00%, 7/1/18(2)	870,000	923,201
State of California GO, 5.25%, 9/1/23	25,000,000	28,812,750
State of California GO, 5.00%, 9/1/24	10,000,000	11,569,300
State of California GO, 5.00%, 8/1/25	10,000,000	11,831,300
State of California GO, 5.00%, 3/1/26	5,000,000	5,846,350
State of California GO, 5.00%, 8/1/26	7,200,000	8,445,384
State of California GO, 5.00%, 12/1/26	3,955,000	4,543,860
State of California GO, 5.00%, 2/1/27	10,000,000	11,356,400
State of California GO, 5.00%, 11/1/27	5,000,000	5,738,250
State of California GO, 5.00%, 2/1/28	10,000,000	11,319,400
State of California GO, 5.75%, 4/1/31	16,630,000	18,215,005
State of California GO, 4.00%, 9/1/32	10,000,000	10,309,500
State of California GO, 5.00%, 11/1/32	1,070,000	1,101,661
State of California GO, 6.00%, 4/1/38	5,000,000	5,467,950
State of California GO, 5.50%, 11/1/39	10,000,000	10,959,700
State of California GO, VRDN, 1.07%, 12/1/16	8,500,000	8,498,640
State of California GO, VRDN, 1.13%, 12/1/16	4,000,000	3,950,920
State of California GO, VRN, 1.45%, 12/1/16	4,000,000	4,015,760
State of California GO, VRN, 1.55%, 12/1/16	1,600,000	1,610,656
State of California GO, VRN, 1.70%, 12/1/16	2,120,000	2,146,797
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,795,000	2,956,886
State of California Department of Water Resources Rev., 5.00%, 12/1/22	205,000	216,375

	Principal Amount	Value
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	$6,215,000	$6,558,441
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,422,550
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/17 (BAM)	400,000	408,664
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	522,360
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	2,800,000	3,048,388
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	5,305,000	5,310,995
University of California Rev., VRDN, 1.40%, 5/15/21	3,350,000	3,260,990
		487,594,432
Colorado — 3.2%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,190,887
Adams County COP, 4.00%, 12/1/26	2,250,000	2,396,610
Adams County COP, 4.00%, 12/1/27	1,310,000	1,388,770
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,324,000
City & County of Denver Rev., 4.00%, 8/1/46	1,500,000	1,474,320
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,804,700
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,150,700
Colorado Educational & Cultural Facilities Authority Rev., 4.00%, 5/15/21	1,865,000	1,989,470
Colorado Educational & Cultural Facilities Authority Rev., 4.00%, 5/15/22	2,100,000	2,247,231
Colorado Educational & Cultural Facilities Authority Rev., 4.00%, 5/15/23	2,085,000	2,236,434
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,134,982
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,285,961
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,408,909
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23	2,000,000	2,301,660
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,616,355
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,319,050
Colorado Health Facilities Authority Rev., (Longmont United Hospital), 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(2)	1,000,000	1,000,120
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,080,830
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,077,100
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,519,029
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,158,560
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,606,050
E-470 Public Highway Authority Rev., VRDN, 1.73%, 12/1/16	8,800,000	8,758,816
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,137,750
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	229,912
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/45	3,875,000	4,080,143

	Principal Amount	Value
Regional Transportation District COP, 5.50%, 6/1/21	$2,000,000	$2,256,400
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	11,277,742
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,902,472
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	5,270,198
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	3,159,487
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,516,242
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,511,202
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,508,682
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,616,445
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,356,091
State of Colorado Department of Transportation Rev., 5.00%, 12/15/16	5,000,000	5,008,900
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,531,082
		102,833,292
Connecticut — 1.8%
Connecticut State Health & Educational Facility Authority Rev., (Ascension Health Credit Group), VRDN, 1.55%, 2/1/17	2,830,000	2,832,321
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,039,870
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,044,130
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,042,310
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,892,245
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,012,648
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,833,591
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.375%, 7/11/18	7,500,000	7,484,550
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	11,054,000
State of Connecticut GO, VRDN, 1.23%, 12/1/16	4,000,000	4,000,360
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,298,200
		57,534,225
District of Columbia — 1.0%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,334,170
District of Columbia Rev., 5.00%, 12/1/16	1,200,000	1,200,144
District of Columbia Rev., 5.00%, 12/1/17	5,000,000	5,204,100
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,509,850
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(2)	1,200,000	1,283,340
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/28	4,710,000	5,447,115
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,352,100

	Principal Amount	Value
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/17	$5,000,000	$5,116,850
		32,447,669
Florida — 6.0%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,098,397
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,117,800
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,111,820
Broward County Educational Facilities Authority Rev., (Nova Southeastern University, Inc.), VRDN, 0.57%, 12/1/16 (LOC: Bank of America N.A.)	19,315,000	19,315,000
Citizens Property Insurance Corp. Rev., 6.00%, 6/1/17	2,500,000	2,562,200
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/18	4,440,000	4,675,409
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,660,263
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19	1,500,000	1,513,185
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,096,010
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	814,613
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,350,575
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,211,560
Florida's Turnpike Enterprise Rev., 5.00%, 7/1/27	7,880,000	9,155,693
Fort Myers Rev., 4.00%, 12/1/29	170,000	175,641
Fort Myers Rev., 4.00%, 12/1/30	150,000	154,113
Fort Myers Rev., 4.00%, 12/1/31	650,000	663,813
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.375%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,124,240
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.50%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	1,000,000	1,063,980
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,945,703
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,377,360
JEA Electric System Rev., 5.00%, 10/1/17	1,810,000	1,869,477
JEA Electric System Rev., 5.00%, 10/1/21	3,115,000	3,530,572
JEA Electric System Rev., 5.00%, 10/1/22	1,750,000	2,014,880
JEA Electric System Rev., 5.00%, 10/1/23	1,500,000	1,733,475
Lee County School Board COP, 5.00%, 8/1/17	3,370,000	3,459,507
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,567,565
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,898,917
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	995,479
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,593,508
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	856,028
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,376,607
Miami-Dade County Aviation Rev., 5.25%, 10/1/17, Prerefunded at 100% of Par (AGM)(2)	4,650,000	4,814,052
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,728,100
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,161,370
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,268,860
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,694,580

	Principal Amount	Value
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	$800,000	$896,584
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,037,584
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,791,753
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,659,255
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,110,400
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,441,155
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,042,400
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	218,455
Orange County School Board COP, 5.00%, 8/1/26	8,000,000	9,103,760
Orange County School Board COP, 5.00%, 8/1/27	6,500,000	7,389,395
Orlando Utilities Commission Rev., 6.75%, 10/1/17(2)	175,000	182,803
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	1,023,936
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,643,445
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,394,353
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	2,020,830
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,354,625
Orlando-Orange County Expressway Authority Rev., 5.00%, 7/1/40	3,085,000	3,340,746
Palm Beach County Health Facilities Authority Rev., (Bethesda Healthcare System Obligated Group), 5.25%, 7/1/40 (AGM)	5,850,000	6,267,456
School District of Broward County COP, 5.00%, 7/1/26	12,000,000	13,300,560
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,418,410
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,747,473
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,518,580
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	479,248
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	607,033
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	837,184
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,032,190
Tampa Rev., 6.00%, 10/1/18 (Ambac)	100,000	103,623
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	3,700,000	3,537,977
Tampa Bay Water Rev., 5.00%, 10/1/17(2)	1,605,000	1,660,148
Tampa Bay Water Rev., 5.00%, 10/1/17(2)	1,490,000	1,541,196
Tampa Bay Water Rev., 5.00%, 10/1/17	5,000	5,169
Tampa Water & Wastewater System Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,042,410
		191,500,488
Georgia — 0.5%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,305,936
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	340,824
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	344,640
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	259,886
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	346,368
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	344,829
Atlanta Water & Wastewater Rev., 5.00%, 11/1/27	2,000,000	2,295,600

	Principal Amount	Value
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/21	$4,000,000	$4,328,000
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	495,000	510,880
Municipal Electric Authority of Georgia Rev., 5.50%, 7/1/18, Prerefunded at 100% of Par(2)	3,550,000	3,792,003
Municipal Electric Authority of Georgia Rev., 5.50%, 1/1/26	1,250,000	1,327,863
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,079,180
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,549,170
		17,825,179
Guam — 0.3%
Guam Government GO, 6.00%, 11/15/19	3,175,000	3,400,330
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,600,050
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,245,340
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,122,670
		8,368,390
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,051,456
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/40	2,500,000	2,687,125
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/40	1,000,000	1,085,360
State of Hawaii GO, 5.00%, 8/1/23	6,000,000	6,999,900
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	11,344,500
		23,168,341
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/35 (AGM)	500,000	535,155
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,280,710
		3,815,865
Illinois — 7.5%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,321,487
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,856,973
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,005,300
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	856,600
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	892,368
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	679,482
Chicago O'Hare International Airport Rev., 4.00%, 1/1/17 (AGM)	600,000	601,668
Chicago O'Hare International Airport Rev., 5.25%, 1/1/18 (NATL)	5,000,000	5,218,350
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	1,000,000	1,106,760
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,696,890
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,550,960
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,308,784
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	2,000,000	2,236,920
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,182,005
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,061,770
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,057,350
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	791,799

	Principal Amount	Value
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	$755,000	$790,749
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,401,660
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,574,160
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,171,162
Chicago Waterworks Rev., 5.00%, 11/1/24	5,000,000	5,572,550
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,572,850
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,236,480
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,471,647
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,698,461
Cook County GO, 5.00%, 11/15/25	3,600,000	4,003,740
Cook County GO, 5.00%, 11/15/27	2,800,000	3,105,508
Cook County GO, 5.00%, 11/15/28	4,150,000	4,556,492
Cook County GO, 5.00%, 11/15/29	3,100,000	3,385,820
Cook County GO, 5.00%, 11/15/30	2,500,000	2,710,075
Cook County GO, 5.00%, 11/15/31	2,350,000	2,529,422
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,134,190
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,029,734
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,325,648
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,715,115
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,267,160
Illinois Finance Authority Rev., (CDH-Delnor Health System), 5.00%, 11/1/27	3,340,000	3,621,228
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	758,955
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,305,731
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,375,419
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,439,250
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,718,782
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,112,080
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,360,688
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,267,480
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,057,389
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	4,989,350
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/41	7,600,000	6,435,300
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/41	1,500,000	1,525,095
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,625,300
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,159,703

	Principal Amount	Value
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20(4)	$1,045,000	$1,130,586
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(4)	825,000	906,527
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(4)	1,000,000	1,101,960
Illinois Finance Authority Rev., (University of Chicago Medical Center), VRDN, 0.55%, 12/1/16 (LOC: Bank of America N.A.)	3,500,000	3,500,000
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,868,374
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/25	5,000,000	5,429,450
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	16,415,240
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,708,975
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,150,000	6,269,740
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,247,400
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	455,000	512,626
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,093,450
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,109,070
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,971,882
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,421,031
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,298,280
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,233,100
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,123,880
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,149,900
State of Illinois GO, 5.00%, 2/1/39	3,000,000	2,944,590
State of Illinois GO, 5.00%, 5/1/39	6,080,000	5,967,216
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,102,770
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,165,532
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	891,936
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,672,260
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,109,040
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,097,980
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	877,744
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	629,304
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	830,775
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,092,350
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	978,142
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,064,812
		240,345,761
Indiana — 1.3%
Hamilton Southeastern Consolidated School Building Corp. Rev., 4.25%, 7/15/20 (AGM)	1,000,000	1,004,350
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,992,162
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,529,120
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,517,436
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,292,133
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,347,020
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,298,171
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,833,325

	Principal Amount	Value
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	$2,645,000	$3,014,083
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,441,149
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,987,300
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,094,170
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,452,347
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,126,540
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,280,985
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,374,200
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,590,199
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,344,163
Indiana University Rev., 5.00%, 8/1/17	2,000,000	2,055,420
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,583,544
		42,157,817
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,720,700
Kansas — 0.1%
Olathe Rev., (Olathe Medical Center, Inc.), VRDN, 0.59%, 12/1/16 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21(4)	800,000	893,216
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23(4)	895,000	1,015,565
		3,108,781
Kentucky — 1.1%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	419,240
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	562,408
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	1,860,200
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	940,253
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	861,600
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,523,063
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,578,520
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.375%, 8/15/24	3,000,000	3,173,040
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.625%, 8/15/27	1,250,000	1,316,737
Kentucky Public Transportation Infrastructure Authority Rev., 5.00%, 7/1/17	8,850,000	9,047,355
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,082,070
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,656,600
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,708,605
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,714,695

	Principal Amount	Value
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	$1,100,000	$1,262,657
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,279,900
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,535,548
		36,522,491
Louisiana — 1.1%
Louisiana Public Facilities Authority Rev., (Black & Gold Facilities, Inc.), 5.00%, 7/1/22 (AGC)	1,465,000	1,494,183
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	9,659,200
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/41	6,000,000	6,317,280
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	1,000,000	1,117,460
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	1,000,000	1,107,990
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,500,000	1,354,965
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,785,100
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	764,452
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	526,020
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	377,125
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	443,804
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	282,970
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	227,246
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,765,111
Regional Transit Authority Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,038,750
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,094,970
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,392,875
		35,749,501
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,879,491
Maryland — 0.7%
Baltimore Rev., 4.25%, 6/1/26(4)	2,135,000	2,107,352
Baltimore Rev., 4.75%, 6/1/31(4)	1,500,000	1,466,190
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	328,854
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	360,960
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	409,470
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,375,952
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,104,200
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,078,530
Maryland Health & Higher Educational Facilities Authority Rev., (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,730,951
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32(4)	460,000	496,492
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34(4)	675,000	722,176
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,168,350
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42(4)	1,000,000	1,055,630

	Principal Amount	Value
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	$4,700,000	$4,482,343
State of Maryland GO, 5.25%, 8/15/18	4,000,000	4,278,360
		22,165,810
Massachusetts — 2.2%
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	1,015,000	1,080,711
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	2,485,000	2,645,879
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40	1,100,000	1,205,193
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp.), 5.00%, 7/1/31	3,000,000	3,219,510
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22(4)	570,000	620,434
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23(4)	400,000	437,576
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25(4)	525,000	574,523
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26(4)	550,000	601,546
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31(4)	475,000	503,524
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	1,715,000	1,857,396
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	5,285,000	5,723,814
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	540,730
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	605,244
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,505,822
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,426,735
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,192,884
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,259,904
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	287,703
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,155,620
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,263,801
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 4.00%, 7/1/41	1,430,000	1,332,331
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,949,308
Massachusetts Health & Educational Facilities Authority Rev., (Foundation of Massachusetts Eye & Ear Obligated Group), 5.375%, 7/1/35	2,000,000	2,143,420
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,142,495
Massachusetts Port Authority Rev., 4.00%, 7/1/18	1,305,000	1,363,072

	Principal Amount	Value
Massachusetts Port Authority Rev., 5.00%, 7/1/19	$250,000	$272,045
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,920,314
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	9,044,000
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,999,102
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,398,483
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,995,909
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,137,270
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,096,260
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,573,780
		71,076,338
Michigan — 4.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	938,774
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,586,850
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,696,243
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,774,987
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,921,670
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,020,570
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,870,846
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,490,453
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,607,912
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,054,190
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,364,650
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	20,250,000	21,809,655
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/17	1,300,000	1,328,834
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,053,050
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,597,100
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,112,850
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	562,445
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,136,210
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,142,860
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,145,710
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,631,804

	Principal Amount	Value
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	$1,630,000	$1,790,392
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,398,539
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,856,614
Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19	3,000,000	2,950,590
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,684,700
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,162,300
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,615,575
Michigan Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/28	4,370,000	4,897,109
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,146,080
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,584,954
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,407,975
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,753,066
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,391,600
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,032,555
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	872,715
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	6,970,000	6,917,028
Michigan State Hospital Finance Authority Rev., (McLaren Health Care Corp.), 5.00%, 6/1/17	1,600,000	1,632,608
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	2,500,000	2,394,100
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21	1,375,000	1,316,755
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,129,172
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,084,799
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	372,726
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,437,715
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,488,551
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,631,011
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	12,720,950
Wayne County Airport Authority Rev., 5.00%, 12/1/18 (NATL)	3,000,000	3,113,730
Wayne County Airport Authority Rev., 5.00%, 12/1/19 (NATL)	2,000,000	2,075,400
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,092,230
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	707,603
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,274,041
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,237,883
Ypsilanti School District GO, 5.00%, 5/1/21 (Q-SBLF)	510,000	564,305
Ypsilanti School District GO, 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,209,004
Ypsilanti School District GO, 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,269,500
Ypsilanti School District GO, 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,748,274
		153,809,812

	Principal Amount	Value
Minnesota — 0.5%
Minnesota Higher Education Facilities Authority Rev., (College of St. Benedict), 4.00%, 3/1/43	$1,000,000	$933,600
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,661,980
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,300,700
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,134,050
State of Minnesota GO, 5.00%, 8/1/19	5,000,000	5,468,500
		16,498,830
Mississippi — 0.9%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	700,889
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,097,210
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,109,480
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,676,175
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,187,880
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,089,750
Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	393,859
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	658,437
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	582,521
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	613,130
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.54%, 12/1/16	4,600,000	4,600,000
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,475,120
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,347,945
State of Mississippi GO, 5.00%, 12/1/27	5,000,000	5,753,650
		30,286,046
Missouri — 0.7%
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/24	3,030,000	3,417,961
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/26	3,340,000	3,786,925
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/28	1,685,000	1,887,689
Health & Educational Facilities Authority of the State of Missouri Rev., (Kansas City Art Institute), VRDN, 0.61%, 12/1/16 (LOC: Commerce Bank)	3,300,000	3,300,000
Health & Educational Facilities Authority of the State of Missouri Rev., (Washington University in St. Louis), 5.375%, 3/15/18, Prerefunded at 100% of Par(2)	2,250,000	2,373,885
Missouri Highway & Transportation Commission Rev., 5.00%, 5/1/18	2,700,000	2,846,178
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	385,116
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	300,000	349,830
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	469,796
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	700,000	823,921
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	1,000,000	1,186,810
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	972,190
		21,800,301

	Principal Amount	Value
Nebraska — 0.4%
Central Plains Energy Project Rev., 5.00%, 9/1/22	$2,500,000	$2,797,300
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/20	1,390,000	1,536,617
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/21	845,000	947,930
Douglas County Hospital Authority No. 2 Rev., (Nebraska Medicine Obligated Group), 5.00%, 5/15/22	635,000	723,760
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,360,596
Nebraska Public Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,606,625
		12,972,828
Nevada — 0.6%
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,370,041
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,219,725
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,415,000	1,441,857
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	3,831,031
Reno Rev., VRDN, 0.63%, 12/1/16 (LOC: Bank of New York Mellon)	3,300,000	3,300,000
State of Nevada GO, 5.00%, 4/1/27	5,710,000	6,615,035
		18,777,689
New Jersey — 4.6%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	110,000	117,332
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,382,900
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,486,308
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,267,022
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,256,250
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,212,900
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,540,740
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	595,855
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	515,670
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,024,810
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/21	1,390,000	1,460,153
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/26	2,105,000	2,192,800
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,727,499
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,735,455
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	1,500,000	1,723,365
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,250,000	1,322,375
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	1,925,000	2,122,505

	Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	$1,750,000	$1,963,202
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,210,740
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(4)	1,500,000	1,673,475
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27(4)	1,500,000	1,660,440
New Jersey Sports & Exposition Authority Rev., 5.00%, 9/1/18(2)	75,000	79,972
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,477,914
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,600,760
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,151,740
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,390,049
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,132,200
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,096,850
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	6,926,990
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	12,813,726
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	4,897,350
New Jersey Turnpike Authority Rev., 5.00%, 1/1/18	1,700,000	1,767,218
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	10,000,000	10,950,000
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,874,440
New Jersey Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,244,160
New Jersey Turnpike Authority Rev., 5.00%, 1/1/29	14,940,000	16,731,007
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,721,168
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,069,583
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,411,778
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,696,753
		147,225,454
New Mexico — 0.5%
New Mexico Finance Authority Rev., 5.00%, 6/15/17	1,000,000	1,022,640
New Mexico Finance Authority Rev., 5.00%, 6/15/18	3,000,000	3,179,160
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,130,220
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/22	725,000	830,444
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,887,177
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25	775,000	911,013
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,164,370
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,411,850
		16,536,874

	Principal Amount	Value
New York — 13.9%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$400,000	$454,664
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	393,302
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	392,109
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	4,220,738
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,097,320
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,624,436
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,248,322
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,453,412
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/47	5,000,000	5,029,800
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,666,191
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,579,069
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,848,600
Metropolitan Transportation Authority Rev., 5.00%, 11/15/17	2,000,000	2,074,840
Metropolitan Transportation Authority Rev., 6.25%, 11/15/18, Prerefunded at 100% of Par(2)	40,000	43,949
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,915,655
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	960,000	1,052,074
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	4,595,000	5,213,625
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	5,000,000	5,696,150
Metropolitan Transportation Authority Rev., 5.00%, 11/15/29	10,360,000	11,630,758
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	2,100,000	2,324,259
Metropolitan Transportation Authority Rev., 5.00%, 11/15/43	5,250,000	5,762,032
Metropolitan Transportation Authority Rev., VRDN, 0.91%, 12/1/16	7,500,000	7,492,725
Metropolitan Transportation Authority Rev., VRDN, 0.92%, 12/1/16	1,000,000	1,000,220
Nassau County Interim Finance Authority Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	1,680,000	1,825,992
Nassau County Interim Finance Authority Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	1,400,000	1,521,660
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	129,974
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	108,010
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	962,277
New York City GO, 5.00%, 3/1/17	3,000,000	3,031,470
New York City GO, 5.00%, 8/1/17	2,190,000	2,249,634
New York City GO, 5.00%, 8/1/17	8,340,000	8,567,098
New York City GO, 5.00%, 8/1/17	15,000,000	15,408,450
New York City GO, 5.00%, 11/1/17 (AGM)	5,000	5,017
New York City GO, 5.00%, 8/1/18	5,000,000	5,313,850
New York City GO, 5.00%, 8/1/18	4,095,000	4,352,043
New York City GO, 5.00%, 8/1/18	5,000,000	5,313,850
New York City GO, 5.00%, 8/1/19	4,555,000	4,963,037
New York City GO, 5.00%, 10/1/19	5,000,000	5,472,300

	Principal Amount	Value
New York City GO, 5.00%, 8/1/22	$7,565,000	$8,686,965
New York City GO, 5.00%, 8/1/23	10,000,000	11,600,000
New York City GO, 5.00%, 8/1/25	1,700,000	1,988,388
New York City GO, 5.00%, 8/1/26	5,370,000	6,232,852
New York City GO, 5.00%, 8/1/27	4,830,000	5,626,225
New York City GO, 5.00%, 8/1/27	5,095,000	5,934,911
New York City GO, 5.00%, 8/1/36	4,600,000	5,140,408
New York City GO, VRDN, 0.57%, 12/1/16 (LOC: Bank of New York Mellon)	1,100,000	1,100,000
New York City GO, VRDN, 0.59%, 12/1/16 (LOC: Bank of America N.A.)	12,100,000	12,100,000
New York City GO, VRDN, 0.59%, 12/1/16 (SBBPA: Bank of America N.A.)	4,600,000	4,600,000
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	6,500,000	7,437,625
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,156,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17(2)	715,000	741,777
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17	5,365,000	5,566,080
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/25	3,000,000	3,548,220
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	15,000,000	17,598,600
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	12,960,000	14,818,075
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,566,700
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,633,902
New York City Water & Sewer System Rev., 5.00%, 6/15/17(2)	1,350,000	1,380,618
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,439,147
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,520,398
New York City Water & Sewer System Rev., VRDN, 0.57%, 12/1/16 (SBBPA: JPMorgan Chase Bank N.A.)	3,500,000	3,500,000
New York City Water & Sewer System Rev., VRDN, 0.59%, 12/1/16 (SBBPA: Bank of America N.A.)	8,200,000	8,200,000
New York City Water & Sewer System Rev., VRDN, 0.59%, 12/1/16 (SBBPA: Bank of America N.A.)	9,500,000	9,500,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,197,810
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	591,322
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	426,152
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	11,475,136
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,160,480
New York State Dormitory Authority Rev., 5.00%, 3/15/17	5,380,000	5,446,228
New York State Dormitory Authority Rev., 5.00%, 2/15/19, Prerefunded at 100% of Par(2)	5,000	5,393
New York State Dormitory Authority Rev., 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	30,000	32,518
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,194,295
New York State Dormitory Authority Rev., 5.75%, 3/15/36	10,000,000	10,880,200

	Principal Amount	Value
New York State Dormitory Authority Rev., 5.00%, 2/15/39	$3,995,000	$4,254,116
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,073,080
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,590,693
New York State Thruway Authority Rev., 5.00%, 5/1/19	7,000,000	7,552,160
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,807,322
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,751,900
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,380,100
New York State Urban Development Corp. Rev., 5.00%, 3/15/28	4,000,000	4,583,680
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	1,990,000	2,094,734
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	936,088
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,223,065
State of New York GO, 5.00%, 2/15/39	2,000,000	2,133,740
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/17	10,360,000	10,567,614
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/18	8,330,000	8,785,234
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	506,160
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	788,999
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,056,130
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,149,357
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/17	3,325,000	3,453,644
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	806,512
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,406,053
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	10,200,000	10,812,102
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,555,568
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,135,210
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,098,890
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,086,740
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,074,500
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/46	1,500,000	1,544,550
		445,673,278
North Carolina — 0.8%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,122,900
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,024,380
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,312,494
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	951,530
North Carolina Eastern Municipal Power Agency Rev., 5.00%, 1/1/18(2)	2,955,000	3,081,356
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,880,200

	Principal Amount	Value
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26(4)	$905,000	$1,028,071
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27(4)	965,000	1,101,885
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 0.59%, 12/1/16 (SBBPA: Branch Banking & Trust)	880,000	880,000
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,612,800
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,090,240
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	1,280,000	1,373,850
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,506,111
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	552,037
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	497,542
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	404,759
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	869,417
		27,289,572
North Dakota — 0.2%
Grand Forks Rev., (Altru Health System Obligated Group), VRDN, 0.65%, 12/1/16 (LOC: Bank of America N.A.)	5,500,000	5,500,000
Ohio — 2.3%
Allen County Rev., (Mercy Health), VRDN, 0.60%, 12/1/16 (LOC: Union Bank N.A.)	2,100,000	2,100,000
American Municipal Power, Inc. Rev., 5.00%, 2/15/17(2)	575,000	580,043
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,230,650
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,645,975
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,647,693
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,488,901
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,837,364
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,712,748
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,227,510
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,440,400
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,767,725
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,930,560
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,785,783
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	827,498
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,361,300
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,327,130
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,558,410
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	574,330
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	421,182
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,970,424
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,971,690
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	520,000	570,549
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,466,500

	Principal Amount	Value
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	$1,055,000	$1,154,054
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,204,886
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,299,624
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,369,519
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,438,053
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,656,403
Ohio State University Rev., 5.00%, 12/1/16	3,775,000	3,775,453
Ohio State University Rev., 5.00%, 12/1/18, Prerefunded at 100% of Par(2)	200,000	215,154
Ohio Water Development Authority Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,115,840
Putnam County Rev., (Hilty Home, Inc.), VRDN, 0.70%, 12/1/16 (LOC: First Federal Bank of Midwest and FHLB)	3,265,000	3,265,000
		72,938,351
Oklahoma — 0.2%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.50%, 8/15/18, Prerefunded at 100% of Par(2)	3,000,000	3,218,910
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,759,935
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,163,920
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,155,260
		7,298,025
Oregon — 0.5%
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	352,593
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	651,306
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	515,489
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	297,707
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	257,978
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	230,004
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	302,845
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	265,698
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	224,420
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,547,104
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,171,994
State of Oregon GO, 5.00%, 5/1/20	1,870,000	2,077,439
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,117,390
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,698,945

	Principal Amount	Value
State of Oregon GO, 5.00%, 8/1/21	$750,000	$852,915
State of Oregon GO, 5.00%, 8/1/22	700,000	811,202
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,575,545
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,187,590
		17,138,164
Pennsylvania — 4.8%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,274,096
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,060,800
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	614,916
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	408,680
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,596,105
Berks County Municipal Authority Rev., (Reading Hospital Obligated Group), VRDN, 2.05%, 12/1/16	2,500,000	2,518,125
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	857,888
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	450,160
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 3.00%, 11/15/31	100,000	92,339
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	255,288
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 3.125%, 11/15/33	275,000	249,695
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	201,648
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,512,836
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,641,083
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,145,080
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,614,469
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/24	525,000	606,900
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/25	750,000	872,498
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/26	650,000	756,613
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/27	710,000	821,626
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/17 (GA: Doylestown Health Foundation)	1,000,000	1,015,880
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,158,703
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	2,022,220
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/41 (GA: Doylestown Health Foundation)	3,000,000	3,137,040
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,172,881
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,229,028

	Principal Amount	Value
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	$1,150,000	$1,280,583
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,329,826
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,389,438
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 1.36%, 2/1/17	5,000,000	4,185,550
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,385,100
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 4.00%, 7/1/19(4)	1,400,000	1,472,310
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 5.00%, 7/1/21(4)	700,000	776,608
Monroe County Hospital Authority Rev., (Pocono Medical Center Obligated Group), 5.00%, 7/1/24(4)	530,000	597,580
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25(4)	1,510,000	1,651,230
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31(4)	1,300,000	1,395,940
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,577,414
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,137,346
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,844,800
Pennsylvania GO, 5.00%, 9/15/26 (AGM-CR)	6,035,000	7,095,108
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 7/1/19	15,525,000	16,893,994
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(2)	4,490,000	4,972,810
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	540,763
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	806,673
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	777,681
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	858,165
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/25	1,000,000	1,126,010
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/26	1,000,000	1,120,160
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University), 5.00%, 4/1/27	1,250,000	1,396,062
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,778,816
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,095,910
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(5)	2,000,000	1,654,620
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,105,503
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/27	945,000	1,071,743
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,127,380
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,138,067
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,499,900

	Principal Amount	Value
Pennsylvania Turnpike Commission Rev., VRN, 1.15%, 12/1/16	$5,000,000	$4,997,750
Pennsylvania Turnpike Commission Rev., VRN, 1.23%, 12/1/16	3,945,000	3,940,463
Philadelphia Gas Works Co Rev., 5.25%, 8/1/17(2)	340,000	349,921
Philadelphia Gas Works Co Rev., 5.25%, 8/1/17	660,000	677,860
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(2)	1,665,000	1,799,182
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,376,590
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,120,430
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,446,800
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,471,950
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,002,264
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	570,485
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	685,218
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	714,713
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,041,854
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	904,128
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	872,433
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,104,800
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	769,461
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	766,549
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,995,706
		154,978,244
Rhode Island — 0.2%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,146,090
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	507,690
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	554,175
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	548,655
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,532,893
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,257,760
		7,547,263
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	1,750,000	2,041,672
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	2,945,000	3,408,779
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,122,210
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,717,000

	Principal Amount	Value
Kershaw County School District Rev., 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(2)	$700,000	$700,084
Kershaw County School District Rev., 5.00%, 12/1/16, Prerefunded at 100% of Par (AGC)(2)	3,000,000	3,000,360
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	284,328
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,310,785
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	512,879
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/17	3,175,000	3,185,858
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	693,637
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	963,322
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,840,724
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Beaufort County), VRDN, 0.60%, 12/1/16 (LOC: Branch Banking & Trust)	2,410,000	2,410,000
		28,191,638
Tennessee — 1.0%
Clarksville Public Building Authority Rev., VRDN, 0.64%, 12/1/16 (LOC: Bank of America N.A.)	4,655,000	4,655,000
Clarksville Public Building Authority Rev., VRDN, 0.64%, 12/1/16 (LOC: Bank of America N.A.)	3,900,000	3,900,000
Clarksville Public Building Authority Rev., VRDN, 0.64%, 12/1/16 (LOC: Bank of America N.A.)	10,340,000	10,340,000
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,000,120
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	405,563
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	692,035
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	439,431
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	424,868
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	534,750
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	530,418
Montgomery County Public Building Authority Rev., VRDN, 0.64%, 12/1/16 (LOC: Bank of America N.A.)	3,700,000	3,700,000
Montgomery County Public Building Authority Rev., VRDN, 0.64%, 12/1/16 (LOC: Bank of America N.A.)	2,200,000	2,200,000
Montgomery County Public Building Authority Rev., VRDN, 0.64%, 12/1/16 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	180,000	190,157
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	820,000	866,273
		30,978,615
Texas — 9.3%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,605,563
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,372,873
Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	514,390
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	548,395
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	303,342
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	275,833
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,432,605

	Principal Amount	Value
Bowie County Industrial Development Corp. Rev., (Wehco Media, Inc.), VRDN, 0.58%, 12/1/16 (LOC: JPMorgan Chase Bank N.A.)	$3,300,000	$3,300,000
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	947,926
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,904,300
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,195,780
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,138,060
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,211,520
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,475,882
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,059,770
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,140,027
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	557,370
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,664,685
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,476,642
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22 (PSF-GTD)	10,000,000	11,295,600
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/25	2,750,000	3,258,420
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	768,384
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	3,000,000	3,331,980
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	832,995
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	5,044,005
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	563,435
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	455,992
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	743,311
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,217,965
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	519,995
Fort Worth Water & Sewer System Rev., 5.00%, 2/15/17	1,000,000	1,008,720
Fort Worth Water & Sewer System Rev., 5.00%, 2/15/24	11,780,000	13,807,809
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,114,066
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,413,890
Harris County Rev., 5.00%, 8/15/17	5,000,000	5,144,100
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,743,199
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,946,599
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,743,975
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,156,920
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,150,180
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27(4)	1,000,000	1,093,820
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31(4)	1,745,000	1,639,201
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37(4)	1,000,000	1,043,350

	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	$2,500,000	$2,700,175
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.55%, 12/1/16	16,500,000	16,500,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/21	2,200,000	2,493,502
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/22	2,500,000	2,877,275
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 5.00%, 10/1/23	1,950,000	2,258,510
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.55%, 12/1/16	4,785,000	4,785,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,343,574
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	999,315
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	964,249
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	798,056
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	858,504
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,124,740
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	570,624
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,540,557
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,099,020
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	528,461
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,086,020
Houston Rev., 5.00%, 9/1/25	1,000,000	1,144,070
Houston Rev., 5.00%, 9/1/27	2,050,000	2,313,486
Houston Rev., 5.00%, 9/1/28	710,000	796,748
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,934,861
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,554,080
Houston Airport System Rev., 5.50%, 7/1/39	4,000,000	4,231,000
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,025,940
Houston Independent School District GO, VRDN, 1.70%, 6/1/18 (PSF-GTD)	14,050,000	14,164,086
Lamar Consolidated Independent School District GO, VRDN, 1.05%, 8/15/18 (PSF-GTD)	5,000,000	4,968,550
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,095,330
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,840,500
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,103,650
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,778,912
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,196,720
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,334,444
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,342,500
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/27	3,500,000	4,069,940
Mission Economic Development Corp. Rev., (Progressive Waste Solutions of, Inc.), VRDN, 0.61%, 12/1/16 (LOC: Bank of America N.A.) (GA: IESI Corp.)	1,200,000	1,200,000
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,949,248

	Principal Amount	Value
North Texas Tollway Authority Rev., 5.00%, 1/1/21	$7,615,000	$8,484,785
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,057,515
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,334,830
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,772,750
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,966,808
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,177,480
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,323,363
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	654,044
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	963,447
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	505,532
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	762,275
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	575,000	640,935
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	825,000	913,127
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,100,200
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,548,155
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,769,753
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/19	10,000,000	10,756,300
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,774,821
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,409,982
State of Texas GO, 5.00%, 10/1/17	2,225,000	2,301,829
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,006,240
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,307,220
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,550,315
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,690,424
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,117,770
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,529,115
Texas Transportation Commission State Highway Fund Rev., VRDN, 0.90%, 12/1/16	5,000,000	4,998,450
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21	2,000,000	2,172,380
University of North Texas Rev., 5.00%, 4/15/27	5,770,000	6,627,364
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,078,050
		298,029,780
Utah — 0.3%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,158,640
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,159,380
State of Utah GO, 5.00%, 7/1/18	4,000,000	4,244,600
Utah Transit Authority Rev., 5.00%, 6/15/24	2,900,000	3,283,467

	Principal Amount	Value
Utah Transit Authority Rev., 5.00%, 6/15/25	$1,220,000	$1,370,865
		11,216,952
Vermont — 0.5%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	566,070
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	819,405
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/17, Prerefunded at 100% of Par (Ambac)(2)	2,145,000	2,218,981
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	2,145,000	2,212,803
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24(4)	1,400,000	1,539,846
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25(4)	615,000	673,185
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26(4)	1,000,000	1,090,960
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27(4)	785,000	856,828
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28(4)	1,000,000	1,081,620
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29(4)	900,000	966,735
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30(4)	500,000	533,370
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,460,960
		17,020,763
Virginia — 0.7%
Chesapeake Bay Bridge & Tunnel District Rev., 5.00%, 7/1/46	2,000,000	2,148,000
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,587,800
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/26	3,500,000	4,142,460
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,474,780
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,925,550
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	675,540
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	749,249
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,154,600
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,126,670
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	777,343
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,425,940
		21,187,932
Washington — 4.5%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/17	5,875,000	6,092,610
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	5,115,000	5,421,900

	Principal Amount	Value
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	$2,410,000	$2,554,600
Energy Northwest Rev., (Bonneville Power Administration), 5.25%, 7/1/18	3,000,000	3,191,760
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	7,000,000	8,058,750
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,108,040
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,378,150
Seattle Municipal Light & Power Rev. VRDN, 1.23%, 12/1/16	11,250,000	11,249,663
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,492,900
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,868,724
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,829,208
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,277,180
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,703,600
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,435,871
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,900,080
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,527,200
State of Washington GO, 5.00%, 8/1/29	18,795,000	21,608,987
Tacoma Electric System Rev., 5.00%, 1/1/17	1,500,000	1,505,400
Tacoma Electric System Rev., 4.00%, 1/1/18	1,000,000	1,030,230
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,102,300
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,071,610
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.25%, 10/1/33 (AGM)	4,500,000	4,781,025
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,417,540
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,066,800
		144,674,128
Wisconsin — 1.0%
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,573,055
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,148,680
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,713,315
State of Wisconsin GO, 5.00%, 5/1/19	5,000,000	5,415,500
State of Wisconsin GO, 5.00%, 5/1/20	3,000,000	3,326,430
State of Wisconsin GO, 5.00%, 5/1/21	2,500,000	2,826,250
State of Wisconsin GO, 5.00%, 5/1/27	2,750,000	3,222,725
Wisconsin Department of Transportation Rev., 5.00%, 7/1/18	750,000	795,127
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	5,067,061
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	6,290,042
		31,378,185
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,193,733,879)		3,214,094,032
OTHER ASSETS AND LIABILITIES†		(338,624)
TOTAL NET ASSETS — 100.0%		$3,213,755,408

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
267	U.S. Treasury 10-Year Ultra Notes	March 2017	$35,894,813	$(44,540)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,796,852, which represented 0.5% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,193,733,879)	$3,214,094,032
Deposits with broker for futures contracts	587,400
Receivable for investments sold	1,675,000
Receivable for capital shares sold	6,308,984
Receivable for variation margin on futures contracts	221,109
Interest receivable	37,333,876
3,260,220,401

Liabilities
Disbursements in excess of demand deposit cash	10,973
Payable for investments purchased	36,607,793
Payable for capital shares redeemed	7,993,126
Accrued management fees	993,267
Distribution and service fees payable	29,902
Dividends payable	829,932
46,464,993

Net Assets	$3,213,755,408

Net Assets Consist of:
Capital paid in	$3,206,819,007
Accumulated net realized loss	(13,379,212)
Net unrealized appreciation	20,315,613
$3,213,755,408

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,577,717,683	142,792,879	$11.05
Institutional Class	$1,546,276,699	139,926,416	$11.05
A Class	$72,876,596	6,594,913	$11.05*
C Class	$16,884,430	1,529,144	$11.04
*Maximum offering price $11.57 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$48,838,664

Expenses:
Management fees	6,170,099
Distribution and service fees:
A Class	94,401
C Class	87,673
Trustees' fees and expenses	109,559
Other expenses	126,621
6,588,353

Net investment income (loss)	42,250,311

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	23,852,137
Futures contract transactions	372,163
24,224,300

Change in net unrealized appreciation (depreciation) on:
Investments	(173,643,920)
Futures contracts	(44,540)
(173,688,460)

Net realized and unrealized gain (loss)	(149,464,160)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(107,213,849)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MAY 31, 2016
Increase (Decrease) in Net Assets	November 30, 2016	May 31, 2016
Operations
Net investment income (loss)	$42,250,311	$89,764,276
Net realized gain (loss)	24,224,300	20,398,232
Change in net unrealized appreciation (depreciation)	(173,688,460)	46,931,594
Net increase (decrease) in net assets resulting from operations	(107,213,849)	157,094,102

Distributions to Shareholders
From net investment income:
Investor Class	(19,925,164)	(40,808,375)
Institutional Class	(21,370,019)	(47,124,673)
A Class	(820,461)	(1,567,922)
C Class	(124,712)	(257,429)
Decrease in net assets from distributions	(42,240,356)	(89,758,399)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,414,853	(109,289,313)

Net increase (decrease) in net assets	(130,039,352)	(41,953,610)

Net Assets
Beginning of period	3,343,794,760	3,385,748,370
End of period	$3,213,755,408	$3,343,794,760

Distributions in excess of net investment income	$—	$(9,955)

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended November 30, 2016 was 0.46% for the Investor Class, A Class and C Class and 0.26% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $59,678,000 and $15,205,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2016 were $1,054,662,077 and $1,065,661,778, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2016		Year ended May 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,952,528	$138,045,456	25,673,146	$293,679,687
Issued in connection with reorganization (Note 9)	3,744,752	43,738,818	—	—
Issued in reinvestment of distributions	1,568,898	18,076,111	3,218,673	36,811,671
Redeemed	(14,978,785)	(172,581,477)	(31,746,104)	(362,688,811)
	2,287,393	27,278,908	(2,854,285)	(32,197,453)
Institutional Class
Sold	17,450,397	201,740,875	37,202,483	425,080,766
Issued in connection with reorganization (Note 9)	148,019	1,728,195	—	—
Issued in reinvestment of distributions	1,591,537	18,343,603	3,688,901	42,199,358
Redeemed	(20,525,335)	(237,148,531)	(47,548,158)	(545,525,247)
	(1,335,382)	(15,335,858)	(6,656,774)	(78,245,123)
A Class
Sold	1,000,896	11,606,986	1,760,497	20,137,788
Issued in connection with reorganization (Note 9)	972,246	11,352,913	—	—
Issued in reinvestment of distributions	69,857	804,661	134,297	1,536,349
Redeemed	(1,522,501)	(17,564,282)	(1,715,356)	(19,616,783)
	520,498	6,200,278	179,438	2,057,354
C Class
Sold	80,820	938,800	182,065	2,079,494
Issued in connection with reorganization (Note 9)	189,036	2,205,976	—	—
Issued in reinvestment of distributions	8,691	99,981	17,047	194,847
Redeemed	(171,354)	(1,973,232)	(278,379)	(3,178,432)
	107,193	1,271,525	(79,267)	(904,091)
Net increase (decrease)	1,579,702	$19,414,853	(9,410,888)	$(109,289,313)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 267 contracts.

The value of interest rate risk derivative instruments as of November 30, 2016, is disclosed on the Statement of Assets and Liabilities as an asset of $221,109 in receivable for variation margin on futures contracts.* For the six months ended November 30, 2016, the effect of interest rate risk derivative instruments on the Statement of Operations was $372,163 in net realized gain (loss) on futures contract transactions and $(44,540) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,193,733,879
Gross tax appreciation of investments	$75,863,383
Gross tax depreciation of investments	(55,503,230)
Net tax appreciation (depreciation) of investments	$20,360,153

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2016, the fund had accumulated short-term capital losses of $(24,325,973) and accumulated long-term capital losses of $(12,923,430), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Reorganization

On June 14, 2016, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of Long-Term Tax-Free Fund, one fund in a series issued by the trust, were transferred to Intermediate-Term Tax-Free Bond Fund in exchange for shares of Intermediate-Term Tax-Free Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Intermediate-Term Tax-Free Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on August 19, 2016.

The reorganization was accomplished by a tax-free exchange of shares. On August 19, 2016, Long-Term Tax-Free Fund exchanged its shares for shares of Intermediate-Term Tax-Free Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
Long-Term Tax-Free Fund – Investor Class	3,777,089	Intermediate-Term Tax-Free Bond Fund – Investor Class	3,744,752
Long-Term Tax-Free Fund – Institutional Class	149,168	Intermediate-Term Tax-Free Bond Fund – Institutional Class	148,019
Long-Term Tax-Free Fund – A Class	980,642	Intermediate-Term Tax-Free Bond Fund – A Class	972,246
Long-Term Tax-Free Fund – C Class	190,506	Intermediate-Term Tax-Free Bond Fund – C Class	189,036

The net assets of Long-Term Tax-Free Fund and Intermediate-Term Tax-Free Bond Fund immediately before the reorganization were $59,025,902 and $3,371,464,578, respectively. Long-Term Tax-Free Fund’s unrealized appreciation of $2,385,991 was combined with that of Intermediate-Term Tax-Free Bond Fund. Immediately after the reorganization, the combined net assets were $3,430,490,480.

Assuming the reorganization had been completed on June 1, 2016, the beginning of the annual reporting period, the pro forma results of operations for the six months ended November 30, 2016 are as follows:

Net investment income (loss)	$42,554,456
Net realized and unrealized gain (loss)	(148,974,308)
Net increase (decrease) in net assets resulting from operations	$(106,419,852)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Long-Term Tax-Free Fund that have been included in the fund’s Statement of Operations since August 19, 2016.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies.  The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions.  Compliance with the amendments is effective on August 1, 2017.  Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.56	0.14	(0.51)	(0.37)	(0.14)	—	(0.14)	$11.05	(3.24)%	0.47%(4)	2.42%(4)	31%	$1,577,718
2016	$11.33	0.29	0.23	0.52	(0.29)	—	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
2015	$11.45	0.30	(0.12)	0.18	(0.30)	—	(0.30)	$11.33	1.59%	0.47%	2.64%	34%	$1,624,982
2014	$11.61	0.29	(0.12)	0.17	(0.29)	(0.04)	(0.33)	$11.45	1.55%	0.47%	2.61%	41%	$1,753,597
2013	$11.63	0.29	(0.01)	0.28	(0.29)	(0.01)	(0.30)	$11.61	2.43%	0.47%	2.44%	58%	$2,040,120
2012	$11.06	0.33	0.57	0.90	(0.33)	—	(0.33)	$11.63	8.28%	0.47%	2.91%	62%	$1,963,542
Institutional Class
2016(3)	$11.56	0.15	(0.51)	(0.36)	(0.15)	—	(0.15)	$11.05	(3.15)%	0.27%(4)	2.62%(4)	31%	$1,546,277
2016	$11.34	0.31	0.22	0.53	(0.31)	—	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080
2015	$11.45	0.32	(0.11)	0.21	(0.32)	—	(0.32)	$11.34	1.89%	0.27%	2.84%	34%	$1,676,931
2014	$11.61	0.32	(0.12)	0.20	(0.32)	(0.04)	(0.36)	$11.45	1.76%	0.27%	2.81%	41%	$1,511,995
2013	$11.64	0.31	(0.02)	0.29	(0.31)	(0.01)	(0.32)	$11.61	2.55%	0.27%	2.64%	58%	$1,939,174
2012	$11.06	0.35	0.59	0.94	(0.36)	—	(0.36)	$11.64	8.59%	0.27%	3.11%	62%	$1,447,044

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$11.56	0.13	(0.51)	(0.38)	(0.13)	—	(0.13)	$11.05	(3.37)%	0.72%(4)	2.17%(4)	31%	$72,877
2016	$11.34	0.26	0.22	0.48	(0.26)	—	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
2015	$11.45	0.27	(0.11)	0.16	(0.27)	—	(0.27)	$11.34	1.43%	0.72%	2.39%	34%	$66,830
2014	$11.61	0.27	(0.12)	0.15	(0.27)	(0.04)	(0.31)	$11.45	1.30%	0.72%	2.36%	41%	$43,283
2013	$11.64	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)	$11.61	2.09%	0.72%	2.19%	58%	$78,349
2012	$11.06	0.30	0.59	0.89	(0.31)	—	(0.31)	$11.64	8.11%	0.72%	2.66%	62%	$65,158
C Class
2016(3)	$11.55	0.08	(0.51)	(0.43)	(0.08)	—	(0.08)	$11.04	(3.73)%	1.47%(4)	1.42%(4)	31%	$16,884
2016	$11.33	0.18	0.22	0.40	(0.18)	—	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425
2015	$11.44	0.19	(0.11)	0.08	(0.19)	—	(0.19)	$11.33	0.67%	1.47%	1.64%	34%	$17,005
2014	$11.60	0.18	(0.12)	0.06	(0.18)	(0.04)	(0.22)	$11.44	0.54%	1.47%	1.61%	41%	$17,912
2013	$11.63	0.17	(0.02)	0.15	(0.17)	(0.01)	(0.18)	$11.60	1.33%	1.47%	1.44%	58%	$25,592
2012	$11.05	0.22	0.58	0.80	(0.22)	—	(0.22)	$11.63	7.30%	1.47%	1.91%	62%	$19,155

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was slightly below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Municipal Trust:

	Affirmative	Withhold
Tanya S. Beder	$3,681,394,924	$66,353,472
Jeremy I. Bulow	$3,710,554,959	$37,193,437
Anne Casscells	$3,710,457,757	$37,290,639
Jonathan D. Levin	$3,710,060,285	$37,688,111

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91042 1701

Semiannual Report

November 30, 2016

Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Municipal Bond (Muni) Market Performance Reversed, With the Broader U.S. Bond Market

A big shift occurred in the U.S. bond market during the six-month reporting period. For the first three months, U.S. bonds mostly rallied—the Bloomberg Barclays U.S. Aggregate and Municipal Bond Indices gained 2.32% and 1.79%, respectively. U.S. bonds offered higher yields than their negative-yielding counterparts in Europe and Japan. Economic uncertainty and market turmoil after Brexit (the U.K.’s vote to leave the European Union) also made the relative stability of U.S. government debt more attractive.

September, however, saw returns start to reverse, which reached its nadir in November with one of the worst months in U.S. bond market history. For the three months ended November 30, the Bloomberg Barclays U.S. Aggregate and Municipal Bond Indices declined -3.17% and -5.21%, respectively. The declines began in September as the bond market started to anticipate a year-end interest rate increase by the Federal Reserve. Munis were vulnerable to a sell-off because they had rallied for 14 straight months through August, which boosted valuations. The sell-off accelerated in November with Donald Trump’s election victory. His fiscal stimulus plans fueled inflation expectations that sent bond yields sharply higher, while his tax cut proposals caused additional price declines for the tax-free muni market.

Looking ahead, we think the worst of the post-election U.S. bond yield adjustments are past (assuming global growth and inflation stay at low levels), but there’s still longer-term risk of higher interest rates and lower bond prices. Trump’s policy proposals and unpredictable nature make uncertainty more certain, which could trigger more bouts of bond market volatility, both up and down. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

NOVEMBER 30, 2016
Yields
7-Day Current Yield	0.20%
7-Day Effective Yield	0.20%

Portfolio at a Glance
Weighted Average Maturity	18 days
Weighted Average Life	35 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	93%
31-90 days	1%
91-180 days	2%
More than 180 days	4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/16	Ending Account Value 11/30/16	Expenses Paid During Period(1) 6/1/16 - 11/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,001.00	$2.51	0.50%
Investor Class (before waiver)	$1,000	$1,001.00(2)	$2.51	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.56	$2.54	0.50%
Investor Class (before waiver)	$1,000	$1,022.56	$2.54	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

NOVEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.0%
California — 23.9%
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.58%, 12/1/16 (LOC: Union Bank N.A.)	$700,000	$700,000
Eastern Municipal Water District Rev., VRN, 0.64%, 12/1/16	3,000,000	3,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.63%, 12/1/16	2,425,000	2,425,000
Metropolitan Water District of Southern California Rev., VRN, 0.67%, 12/1/16	6,500,000	6,500,000
Riverside Water Rev., VRN, 0.70%, 12/1/16	6,635,000	6,635,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.63%, 12/1/16 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,440,000	4,440,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.67%, 12/1/16 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.15%, 12/1/16 (LOC: BNP Paribas)	6,900,000	6,900,000
		33,600,000
District of Columbia — 3.6%
District of Columbia Rev., VRN, 0.67%, 12/1/16	5,000,000	5,000,000
Florida — 6.2%
Florida Housing Finance Agency Rev., (Phoenix Realty Special Account-U LP), VRDN, 0.58%, 12/7/16 (LOC: Northern Trust Company)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.65%, 12/1/16 (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,700,000	3,700,000
		8,700,000
Georgia — 3.8%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.70%, 12/1/16 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.71%, 12/1/16 (LOC: Bank of America N.A.)	2,360,000	2,360,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 0.71%, 12/1/16 (LOC: Bank of America N.A.)	1,400,000	1,400,000
		5,360,000
Hawaii — 7.0%
State of Hawaii GO, 5.00%, 12/1/16	3,555,000	3,555,000
State of Hawaii Department of Budget & Finance Rev., (Wailuku River Hydroelectric LP), VRDN, 0.72%, 12/6/16 (LOC: Union Bank N.A.)	6,230,250	6,230,250
		9,785,250
Idaho — 2.1%
State of Idaho GO, 2.00%, 6/30/17	3,000,000	3,022,033
Illinois — 8.2%
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 0.72%, 12/7/16 (LOC: U.S. Bank N.A.)	1,120,000	1,120,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 0.86%, 12/1/16 (LIQ FAC: FHLMC)	3,950,000	3,950,000

6

	Principal Amount	Value
Illinois Finance Authority Rev., (Radiological Society of North America, Inc.), VRDN, 0.76%, 12/1/16 (LOC: JPMorgan Chase Bank N.A.)(Acquired 8/23/11, Cost $170,000)(2)	$170,000	$170,000
Illinois Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 0.65%, 12/7/16 (LOC: JPMorgan Chase Bank N.A.)	780,000	780,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.64%, 12/1/16 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 0.94%, 12/1/16 (LOC: First National Bank and FHLB)	1,705,000	1,705,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 0.72%, 12/7/16 (LOC: U.S. Bank N.A.)	195,000	195,000
Village of McCook Rev., (Illinois State Andrew Society), VRDN, 0.60%, 12/1/16 (LOC: Northern Trust Company)	800,000	800,000
		11,460,000
Indiana — 0.1%
University of Southern Indiana Rev., VRDN, 0.56%, 12/7/16 (LOC: JPMorgan Chase Bank N.A.)	150,000	150,000
Iowa — 0.4%
Iowa Finance Authority Rev., (Embria Health Sciences LLC), VRDN, 0.70%, 12/1/16 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Louisiana — 2.7%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 0.66%, 12/1/16 (LOC: Community Bank and FHLB)	3,845,000	3,845,000
Massachusetts — 0.2%
Massachusetts Industrial Finance Agency Rev., VRDN, 0.80%, 12/7/16 (LOC: TD Bank N.A.)	240,000	240,000
Minnesota — 3.9%
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.65%, 12/1/16 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
State Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.67%, 12/1/16 (LIQ FAC: FHLMC)	5,335,000	5,334,953
		5,534,953
Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri Rev., (Kansas City Art Institute), VRDN, 0.61%, 12/1/16 (LOC: Commerce Bank)	500,000	500,000
New Mexico — 0.2%
Albuquerque Rev., (CVI Laser LLC), VRDN, 0.76%, 12/1/16 (LOC: Bank of America N.A.)(Acquired 1/29/15, Cost $300,000)(2)	300,000	300,000
New York — 6.8%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.70%, 12/1/16 (LOC: HSBC Bank USA N.A.)	6,800,000	6,800,000
North Amityville Fire Co, Inc. Rev., VRDN, 0.75%, 12/1/16 (LOC: Citibank N.A.)	2,290,000	2,290,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.77%, 12/7/16 (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
		9,590,000
North Carolina — 9.7%
Austin Trust Rev., VRDN, 0.71%, 12/1/16 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000

7

	Principal Amount	Value
North Carolina Capital Facilities Finance Agency Rev., (Guilford College), VRDN, 0.55%, 12/1/16 (LOC: Branch Banking & Trust)	$2,970,000	$2,970,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.65%, 12/1/16 (LOC: Branch Banking & Trust)	4,340,000	4,340,000
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 0.59%, 12/1/16 (SBBPA: Branch Banking & Trust)	2,280,000	2,280,000
		13,590,000
Oregon — 2.1%
State of Oregon GO, 2.00%, 6/30/17	3,000,000	3,024,290
Pennsylvania — 1.5%
Pennsylvania Economic Development Financing Authority Rev., (Gish Logging, Inc.), VRDN, 0.80%, 12/1/16 (LOC: PNC Bank N.A.)	100,000	100,000
Pennsylvania Economic Development Financing Authority Rev., (John C Helfrick), VRDN, 0.80%, 12/1/16 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 0.69%, 12/1/16 (LOC: PNC Bank N.A.)	300,000	300,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 0.80%, 12/1/16 (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 0.72%, 12/1/16 (LOC: PNC Bank N.A.)	200,000	200,000
Pennsylvania Economic Development Financing Authority Rev., VRDN, 0.69%, 12/1/16 (LOC: PNC Bank N.A.)	550,000	550,000
		2,150,000
South Carolina — 1.1%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 0.77%, 12/7/16 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Texas — 10.7%
Allen Independent School District GO, 5.00%, 2/15/17 (PSF-GTD)	1,360,000	1,372,341
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 0.60%, 12/1/16 (LOC: FNMA)(LIQ FAC: FNMA)	4,115,000	4,115,000
Gregg County Housing Finance Corp. Rev., (Summer Green LLC), VRDN, 0.60%, 12/1/16 (LOC: FNMA)(LIQ FAC: FNMA)	2,120,000	2,120,000
Mission Economic Development Corp. Rev., VRDN, 0.70%, 12/1/16 (LOC: Wells Fargo Bank N.A.)	1,735,000	1,735,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.67%, 12/1/16 (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000
Texas A&M University Rev., 5.00%, 5/15/17	2,500,000	2,549,360
		15,016,701
Washington — 3.4%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.75%, 12/1/16 (LOC: FHLB and Homestreet Bank)	1,605,000	1,605,000
Washington Economic Development Finance Authority Rev., (Canam Steel Corp.), VRDN, 0.72%, 12/1/16 (LOC: Wells Fargo Bank N.A.)	1,900,000	1,900,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 0.65%, 12/1/16 (LOC: Wells Fargo Bank N.A.)	1,340,000	1,340,000
		4,845,000
TOTAL INVESTMENT SECURITIES — 98.0%		137,713,227
OTHER ASSETS AND LIABILITIES — 2.0%		2,786,601
TOTAL NET ASSETS — 100.0%		$140,499,828

8

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $19,865,000, which represented 14.1% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $470,000, which represented 0.3% of total net assets.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

NOVEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$137,713,227
Cash	1,084,342
Receivable for investments sold	1,376,750
Receivable for capital shares sold	146,590
Interest receivable	239,898
140,560,807

Liabilities
Payable for capital shares redeemed	4,543
Accrued management fees	56,272
Dividends payable	164
60,979

Net Assets	$140,499,828

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	140,512,796

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$140,492,966
Undistributed net investment income	1,200
Undistributed net realized gain	5,662
$140,499,828

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$504,852

Expenses:
Management fees	357,167
Trustees' fees and expenses	4,831
Other expenses	2,994
364,992
Fees waived	(134)
364,858

Net investment income (loss)	139,994

Net Increase (Decrease) in Net Assets Resulting from Operations	$139,994

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MAY 31, 2016
Increase (Decrease) in Net Assets	November 30, 2016	May 31, 2016
Operations
Net investment income (loss)	$139,994	$26,107
Net realized gain (loss)	—	4,477
Net increase (decrease) in net assets resulting from operations	139,994	30,584

Distributions to Shareholders
From net investment income	(139,394)	(24,922)

Capital Share Transactions
Proceeds from shares sold	32,716,811	67,634,930
Proceeds from reinvestment of distributions	137,301	24,512
Payments for shares redeemed	(46,040,649)	(74,293,711)
Net increase (decrease) in net assets from capital share transactions	(13,186,537)	(6,634,269)

Net increase (decrease) in net assets	(13,185,937)	(6,628,607)

Net Assets
Beginning of period	153,685,765	160,314,372
End of period	$140,499,828	$153,685,765

Undistributed net investment income	$1,200	$600

Transactions in Shares of the Fund
Sold	32,716,811	67,634,930
Issued in reinvestment of distributions	137,301	24,512
Redeemed	(46,040,649)	(74,293,711)
Net increase (decrease) in shares of the fund	(13,186,537)	(6,634,269)

See Notes to Financial Statements.

12

Notes to Financial Statements

NOVEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund,

13

except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The effective annual management fee for the six months ended November 30, 2016 was 0.49%. The impact of the waiver to the ratio of operating expenses to average net assets was less than 0.005% for the six months ended November 30, 2016.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,890,000 and $20,655,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies.  The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions.  Compliance with the amendments is effective on August 1, 2017.  Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2016(2)	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.10%	0.50%(4)	0.50%(4)	0.19%(4)	0.19%(4)	$140,500
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.17%	0.50%	0.01%	(0.32)%	$160,314
2014	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.04%	0.24%	0.50%	0.01%	(0.25)%	$167,166
2013	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$182,944
2012	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.43%	0.50%	0.01%	(0.06)%	$208,238

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2016 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

16

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

17

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data on both a gross basis and net of applicable fee waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

18

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

19

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Municipal Trust:

	Affirmative	Withhold
Tanya S. Beder	$3,681,394,924	$66,353,472
Jeremy I. Bulow	$3,710,554,959	$37,193,437
Anne Casscells	$3,710,457,757	$37,290,639
Jonathan D. Levin	$3,710,060,285	$37,688,111

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

20

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 1701

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	January 26, 2017

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 26, 2017